FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.

                              PROSPECTUS SUPPLEMENT
                               DATED JULY 1, 2004

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     This information supplements the following prospectuses, each dated January
     31, 2004:

     o First American Investment Funds, Inc. Stock Funds Class A, Class B, and Class C Shares Prospectus and Stock Funds Class Y Shares Prospectus;
     o First American Investment Funds, Inc. Income Funds Class A, Class B, and Class C Shares Prospectus and Income Funds Class Y Shares Prospectus;
     o First American Investment Funds, Inc. Tax Free Income Funds Class A and Class C Shares Prospectus and Tax Free Income Funds Class Y Shares Prospectus;
     o First American Investment Funds, Inc. Short & Intermediate Tax Free Income Funds Class A Shares Prospectus and Short & Intermediate Tax Free Income Funds Class Y Shares Prospectus;
     o First American Investment Funds, Inc. Index Funds Class A, Class B, and Class C Shares Prospectus and Index Funds Class Y Shares Prospectus; and
     o First American Strategy Funds, Inc. Asset Allocation Funds Class A, Class B, and Class C Shares Prospectus and Asset Allocation Funds Class Y Shares Prospectus.

     This Supplement and each prospectus constitute a current prospectus. To request a copy of a prospectus, please call 800-677-FUND.

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THE FOLLOWING DISCLOSURE REPLACES THE THIRD PARAGRAPH OF THE "MAIN INVESTMENT
STRATEGIES" SECTION FOR EACH FUND IN THE ABOVE-REFERENCED TAX FREE INCOME FUNDS PROSPECTUSES AND SHORT & INTERMEDIATE TAX FREE INCOME FUNDS PROSPECTUSES:

     The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, the fund may invest up to 5% of its total assets in securities that are rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. The fund's investments in high yield securities (rated and unrated) and investment-grade quality unrated securities will not exceed, in the aggregate, 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

THE FOLLOWING DISCLOSURE REPLACES THE SECOND PARAGRAPH IN THE SECTION ENTITLED "MORE ABOUT THE FUNDS--RISKS--CREDIT RISK" IN EACH ABOVE-REFERENCED TAX FREE INCOME FUNDS PROSPECTUS AND SHORT & INTERMEDIATE TAX FREE INCOME FUNDS
PROSPECTUS:

     Each fund attempts to minimize credit risk by investing mainly in securities considered at least investment grade at the time of purchase. However, up to 5% of each fund's total assets may be invested in securities rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities


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     commonly referred to as "high-yield" securities or "junk bonds"). The funds will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. All of these securities, especially high-yield securities and securities in lower investment grade reporting categories, have credit risk. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. High-yield securities generally have more volatile prices, carry more risk to principal and may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary market for high-yield securities may be less liquid. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.

THE FOLLOWING IS ADDED TO THE END OF THE FIFTH PARAGRAPH IN THE "MAIN INVESTMENT STRATEGIES" SECTION FOR BALANCED FUND IN EACH ABOVE-REFERENCED STOCK FUNDS
PROSPECTUS:

     The fund will invest mainly in corporate debt obligations that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. However, up to 10% of the total assets in the debt portion of the fund's portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality.

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH UNDER THE HEADING "MORE ABOUT THE FUNDS--CREDIT RISK" IN EACH ABOVE-REFERENCED STOCK FUNDS PROSPECTUS:

     Balanced Fund attempts to minimize credit risk by investing mainly in corporate debt obligations considered at least investment grade at the time of purchase. However, up to 10% of the total assets in the debt portion of Balanced Fund's portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). Balanced Fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. All of Balanced Fund's debt obligations, especially high-yield securities and securities in lower investment grade reporting categories, have credit risk. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. High-yield securities generally have more volatile prices, carry more risk to principal and may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary market for high-yield securities may be less liquid. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.

THE FOLLOWING CHANGES APPLY TO EACH ABOVE-REFERENCED PROSPECTUS:

     All references to "U.S. Bancorp Piper Jaffray, Inc." are deleted and replaced with "Piper Jaffray & Co."


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     The section entitled "BROKERAGE TRANSACTIONS" under "Additional
     Information--Management--Additional Compensation" is deleted in its entirety.

THE FOLLOWING REPLACES THE SECTION ENTITLED "SHAREHOLDER SERVICING FEES" UNDER "ADDITIONAL INFORMATION--MANAGEMENT--ADDITIONAL COMPENSATION" IN EACH OF THE ABOVE-REFERENCED PROSPECTUSES:

     SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the funds' distributor.

THE FOLLOWING CHANGE APPLIES TO EACH ABOVE-REFERENCED STOCK FUNDS, INCOME FUNDS, AND ASSET ALLOCATION FUNDS PROSPECTUS:

     The funds are no longer offering Class S shares (referred to in the section entitled "Buying Shares--Multiple Class Information" in the Class A, Class B and Class C share prospectuses, and "Buying and Selling Shares--Multiple Class Information" in the Class Y share prospectuses). Effective June 30, 2004, each fund other than Technology Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund and U.S. Government Mortgage Fund began offering Class R shares. Class R shares:

     o are available to certain tax-deferred retirement plans (including 401(k) and other profit-sharing plans, money purchase pension plans, and defined benefit plans).
     o    are held in a plan level or omnibus account with the transfer agent.
     o    do not have a front-end sales charge or deferred sales charge.
     o    have annual distribution (12b-1) fees of 0.50%.
     o    have an annual shareholder servicing fee of 0.15%.

THE FOLLOWING REPLACES THE INVESTMENT ADVISORY FEE TABLE UNDER THE SECTION ENTITLED, "ADDITIONAL INFORMATION--MANAGEMENT":

          FOR EACH ABOVE- REFERENCED STOCK FUNDS PROSPECTUS:
                                     ----------------------

                                                        ADVISORY FEE
                                                        AS A % OF
                                                        AVERAGE DAILY
                                                        NET ASSETS
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               BALANCED FUND                                  0.47%
               EQUITY INCOME FUND                             0.60%
               LARGE CAP GROWTH OPPORTUNITIES FUND            0.60%
               LARGE CAP SELECT FUND                          0.56%
               LARGE CAP VALUE FUND                           0.60%
               MID CAP GROWTH OPPORTUNITIES FUND              0.65%
               MID CAP VALUE FUND                             0.64%
               SMALL CAP GROWTH OPPORTUNITIES FUND            1.36%
               SMALL CAP SELECT FUND                          0.66%
               SMALL CAP VALUE FUND                           0.68%
               REAL ESTATE SECURITIES FUND                    0.65%
               TECHNOLOGY FUND                                0.64%
               INTERNATIONAL FUND                             1.05%
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         FOR EACH ABOVE-REFERENCED INDEX FUNDS PROSPECTUS:
                                   ----------------------

                                                        ADVISORY FEE
                                                        AS A % OF
                                                        AVERAGE DAILY
                                                        NET ASSETS
               ------------------------------------------------------
               EQUITY INDEX FUND                              0.07%
               MID CAP INDEX FUND                             0.16%
               SMALL CAP INDEX FUND                           0.27%


         FOR EACH ABOVE-REFERENCED INCOME FUNDS PROSPECTUS:
                                   -----------------------

                                                        ADVISORY FEE
                                                        AS A % OF
                                                        AVERAGE DAILY
                                                        NET ASSETS
               ------------------------------------------------------
               CORE BOND FUND                                 0.40%
               CORPORATE BOND FUND                            0.44%
               HIGH INCOME BOND FUND                          0.51%
               INTERMEDIATE GOVERNMENT BOND FUND              0.30%
               INTERMEDIATE TERM BOND FUND                    0.30%
               SHORT TERM BOND FUND                           0.30%
               U.S. GOVERNMENT MORTGAGE FUND                  0.39%
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         FOR EACH ABOVE-REFERENCED TAX FREE INCOME FUNDS PROSPECTUS:
                                   --------------------------------

                                                        ADVISORY FEE
                                                        AS A % OF
                                                        AVERAGE DAILY
                                                        NET ASSETS
               ------------------------------------------------------
               ARIZONA TAX FREE FUND                          0.16%
               CALIFORNIA TAX FREE FUND                       0.17%
               COLORADO TAX FREE FUND                         0.18%
               MINNESOTA TAX FREE FUND                        0.39%
               MISSOURI TAX FREE FUND                         0.39%
               NEBRASKA TAX FREE FUND                         0.18%
               OHIO TAX FREE FUND                             0.16%
               TAX FREE FUND                                  0.40%
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          FOR EACH ABOVE-REFERENCED SHORT & INTERMEDIATE TAX FREE INCOME FUNDS
                                    ------------------------------------------
          PROSPECTUS:
          ----------                                    ADVISORY FEE
                                                        AS A % OF
                                                        AVERAGE DAILY
                                                        NET ASSETS
               ------------------------------------------------------
               CALIFORNIA INTERMEDIATE TAX FREE FUND          0.39%
               COLORADO INTERMEDIATE TAX FREE FUND            0.39%
               INTERMEDIATE TAX FREE FUND                     0.40%
               MINNESOTA INTERMEDIATE TAX FREE FUND           0.40%
               OREGON INTERMEDIATE TAX FREE FUND              0.40%
               SHORT TAX FREE FUND                            0.30%
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